UNITED
                              STATES SECURITIES AND
                               EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21564
                                                     ---------


                       Blue Rock Market Neutral Fund, LLC

                                 3915 IDS Center

                             80 South Eighth Street

                          Minneapolis, Minnesota 55402
                      ------------------------------------

                    (Address of principal executive offices)



                            Blue Rock Advisors, Inc.

                                 3915 IDS Center

                             80 South Eighth Street

                          Minneapolis, Minnesota 55402
                     --------------------------------------

                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (612) 337 - 8000
                                                          ----------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2005
                                              --------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                     Financial Statements as of and for the
             Period from July 1, 2004 (Inception) to March 31, 2005








                          [BLUE / ROCK ADVISORS LOGO]

TABLE OF CONTENTS


Letter to Investors............................................................1

Schedule of Investments......................................................2-3

Allocation by Sub-Strategy.....................................................3

Statement of Assets, Liabilities and Members' Capital..........................4

Statement of Operations........................................................5

Statement of Cash Flows........................................................6

Statement of Changes in Members' Capital.......................................7

Financial Highlights...........................................................8

Notes to the Financial Statements...........................................9-13

Report of Independent Registered Public Accounting Firm.......................14

Managers and Officers Table...................................................15

Other Information.............................................................16

May 24, 2005

Dear Investor,

Enclosed please find the March 31, 2005 annual financial statements for Blue Rock Market Neutral Fund, LLC. The Fund was launched on July 1, 2004 and finished its first fiscal period with a positive return of +0.87%.

The Blue Rock Market Neutral Fund, LLC invests exclusively in long-short market-neutral equity funds. We believe the Fund is positioned to produce attractive risk-adjusted returns with a low correlation of returns to other investment alternatives.

We appreciate and take very seriously the trust our investors place in us.

Sincerely,



/s/ Robert W. Fullerton

Robert W. Fullerton
Principal Executive Officer

                        BLUE ROCK MARKET NEUTRAL FUND,LLC


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005

                                                                                       % OF           INITIAL
                                                                                      MEMBERS'      ACQUISITION
                                                       COST         FAIR VALUE        CAPITAL           DATE        LIQUIDITY(3)

INVESTMENTS IN PORTFOLIO FUNDS(1,2)

INVESTMENT FUNDS
 Bermuda - Market Neutral Equity
    Zebra Equity Fund, Ltd.                        $  1,750,000    $  1,885,115          4.53 %        07/01/04       Quarterly


 Cayman Islands - Market Neutral Equity
    Fuller & Thaler Market Neutral
      Offshore Fund, Ltd.                             1,300,000       1,348,138          3.24          07/01/04         Monthly
    Magenta Fund Ltd.                                 2,000,000       2,061,225          4.95          08/01/04         Monthly
    New Providence Hedged Equity Fund                 1,750,000       1,871,577          4.50          07/01/04          Weekly
    Quantitative Equity Market Neutral
      Offshore Fund                                   1,750,000       1,815,114          4.36          07/01/04       Quarterly
    Redsky Horizon Fund, Ltd.                         4,150,000       4,054,107          9.74          07/01/04       Quarterly


 United States - Market Neutral Equity
    Loomis Sayles Consumer Discretionary
      Hedge Fund, Ltd.                                1,000,000        1,004,924         2.41          02/01/05         Monthly
    Pequot Market Neutral Financial Services
      Offshore Fund, Ltd.                             1,250,000        1,239,569         2.98          03/01/05         Monthly
                                                   ------------    ------------    ------------

                     TOTAL INVESTMENT FUNDS           14,950,000      15,279,769         36.71
                                                   ------------    ------------    ------------

 LIMITED LIABILITY COMPANIES
 United States - Market Neutral Equity
    CCL Fund, L.L.C.                                  1,500,000       1,400,973          3.37          07/01/04       Quarterly
    d. QUANT Fund, L.L.C.                             3,552,460       3,475,173          8.35          07/01/04           Daily
                                                   ------------    ------------    ------------

              TOTAL LIMITED LIABILITY COMPANIES       5,052,460       4,876,146         11.72
                                                   ------------    ------------    ------------

 LIMITED PARTNERSHIPS
 Asian Healthcare - Market Neutral Equity
    Asian Healthcare Absolute Partners, L.P.          1,500,000       1,505,206          3.62          01/01/05       Quarterly


 Cayman Islands - Market Neutral Equity
    Advisory European Equity Market Neutral
      Fund, L.P.                                      3,350,000       3,332,633          8.01          07/01/04         Monthly


 United States - Market Neutral Equity
    FrontPoint Healthcare Fund, L.P.                  3,100,000       3,249,833          7.81          07/01/04       Quarterly
    FrontPoint Utility and Energy Fund, L.P.          3,100,000       3,376,363          8.11          07/01/04       Quarterly
    Imperium Market Neutral Fund (QP), L.P.           3,500,000       3,509,272          8.43          07/01/04       Quarterly
    Lockhart Capital, L.P.                            1,750,000       1,761,075          4.23          07/01/04       Quarterly
    Seasons Institutional Technology Fund, L.P.       3,000,000       3,213,599          7.72          07/01/04       Quarterly
    SSI Long/Short Equity  Market Neutral, L.P.       1,250,000       1,229,951          2.95          07/01/04       Quarterly
                                                   ------------    ------------    ------------

                     TOTAL LIMITED PARTNERSHIPS      20,550,000      21,177,932         50.88
                                                   ------------    ------------    ------------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS              $ 40,552,460    $ 41,333,847         99.31 %
                                                   ------------    ------------    ------------

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)
                                 MARCH 31, 2005

                                                                                       % OF
                                                                                      MEMBERS'
                                                       COST         FAIR VALUE        CAPITAL

SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY             $    337,056    $    337,056          0.81 %
                                                   ------------    ------------    ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS
     AND SHORT-TERM INVESTMENTS                    $ 40,889,516    $ 41,670,903        100.12
                                                   ------------    ------------    ------------

LIABILITIES LESS OTHER ASSETS                                          (48,516)        (0.12)
                                                                   ------------    ------------

MEMBERS' CAPITAL                                                   $ 41,622,387        100.00 %
                                                                   ------------    ------------


(1)All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly or semi-annual basis with lock-up periods of up to 6 months. See section (2)(b) of the Notes to the Financial Statements.
(2)Not income producing.
(3)Unaudited
The accompanying notes are an integral part of these financial statements.


                           ALLOCATION BY SUB-STRATEGY
                                 MARCH 31, 2005

U.S. Multi-Sector Market Neutral Equity...................................41.90%
U.S. Utility and Energy Market Neutral Equity.............................16.54%
European Multi-Sector Market Neutral Equity................................8.01%
U.S. Healthcare Market Neutral Equity......................................7.81%
U.S. Technology Market Neutral Equity......................................7.72%
Global Multi-Sector Market Neutral Equity..................................4.95%
Asian Healthcare Market Neutral Equity.....................................3.62%
U.S. Bio Technology Market Neutral Equity..................................3.37%
U.S. Financial Market Neutral Equity.......................................2.98%
U.S. Consumer Market Neutral Equity........................................2.41%
Cash, laibilities less other assets........................................0.69%

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                 MARCH 31, 2005


ASSETS
   Investments in Portfolio Funds at fair value and
     Short Term Investments (cost $40,889,516)                      $ 41,670,903
   Due from Adviser                                                      298,429
   Pre-paid offering costs                                                18,361
   Other assets                                                           10,371
                                                                    ------------
   TOTAL ASSETS                                                       41,998,064
                                                                    ------------

LIABILITIES
   Management fee payable                                                263,281
   Professional fees payable                                              93,650
   Fund administration and accounting fees payable                         9,644
   Other accrued expenses                                                  9,102
                                                                    ------------
   TOTAL LIABILITIES                                                     375,677
                                                                    ------------
NET ASSETS                                                          $ 41,622,387
                                                                    ============
MEMBERS' CAPITAL

   Members' capital - beginning of period                           $     -
   Capital contributions                                              41,250,000
   Capital withdrawals                                                    -
   Net investment loss                                                 (361,883)
   Net realized loss on investments                                     (47,117)
   Net change in unrealized
     appreciation/depreciation on investments                            781,387
                                                                    ------------
   TOTAL MEMBERS' CAPITAL                                           $ 41,622,387
                                                                    ============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                             STATEMENT OF OPERATIONS
                          PERIOD ENDED MARCH 31, 2005*


INVESTMENT INCOME
  Interest                                                           $     8,658
                                                                    ------------

EXPENSES
  Management fee                                                         263,281
  Professional fees                                                      145,296
  Organization costs                                                     100,351
  Offering costs                                                          47,814
  Fund administration and accounting fees                                 43,430
  Insurance expense                                                       30,150
  Board of Managers' fees                                                 18,240
  Custodian fees                                                           6,962
  SEC fees                                                                 4,708
  Miscellaneous expenses                                                   6,238
                                                                    ------------
  Total expenses before reimbursement                                    666,470
  Expense reimbursement                                                (295,929)
                                                                    ------------
  Net expenses                                                           370,541
                                                                    ------------
NET INVESTMENT LOSS                                                    (361,883)
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized loss on investments                                      (47,117)
  Net change in unrealized appreciation/depreciation
    on investments                                                       781,387
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          734,270
                                                                    ------------
NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS          $    372,387
                                                                    ============


*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                             STATEMENT OF CASH FLOWS
                          PERIOD ENDED MARCH 31, 2005*


CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital resulting from operations $ 372,387 Adjustments to reconcile net increase in Members'
    capital resulting from operations to net cash used
    in operating activities:
        Net realized loss on investments                                 47,117
        Net change in unrealized appreciation/depreciation on
         investments                                                   (781,387)
        Purchases of Portfolio Funds                                (43,250,000)
        Redemptions from Portfolio funds                               2,650,423
        Increase in due from Adviser                                   (298,429)
        Increase in prepaid offering costs                              (18,361)
        Increase in other assets                                        (10,371)
        Increase in management fee payable                               263,281
        Increase in professional fees payable                             93,650
        Increase in fund administration and accounting fees payable        9,644
        Increase in other accrued expenses                                 9,102
                                                                   -------------
    NET CASH USED IN OPERATING ACTIVITIES                           (40,912,944)
                                                                   -------------


CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                             41,250,000
    Capital withdrawals                                                    -
                                                                   -------------
    NET CASH PROVIDED BY FINANCING ACTIVITIES                         41,250,000
                                                                   -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                               337,056

CASH AND CASH EQUIVALENTS
     Beginning of period                                                   -

     END OF PERIOD                                                 $     337,056
                                                                   =============


*The Fund commenced operations on July 1, 2004.
The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                    STATEMENT OF CHANGES IN MEMBERS' CAPITAL
                          PERIOD ENDED MARCH 31, 2005*


OPERATIONS
    Net investment loss                                            $   (361,883)
    Net realized loss on investments                                    (47,117)
    Net change in unrealized appreciation/depreciation
     on investments                                                      781,387
                                                                   -------------
    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
    OPERATIONS                                                           372,387
                                                                   -------------

MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                             41,250,000
    Capital withdrawals                                                   -
                                                                   -------------
    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM
    CAPITAL TRANSACTIONS                                              41,250,000
                                                                   -------------
INCREASE IN MEMBERS' CAPITAL                                          41,622,387

MEMBERS' CAPITAL
    Beginning of period                                                   -

    END OF PERIOD                                                  $  41,622,387
                                                                   =============

*The Fund commenced operations on July 1, 2004.

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC


                              FINANCIAL HIGHLIGHTS
                          PERIOD ENDED MARCH 31, 2005*


SUPPLEMENTAL DATA AND RATIOS

    Total return(1)                                                       0.87 %

    Net assets, end of period (000s)                                 $  41,622

    Ratio of net expenses to average monthly net assets(2)(3)(4)(5)       1.30 %

    Ratio of net investment loss to average monthly net
    assets(2)(3)(4)(5)                                                  (1.27) %

    Portfolio turnover rate                                                  8 %



(1) Not annualized.
(2) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the period ended March 31, 2005 would have been 2.39% and (2.36%), respectively.
(3) Annualized.
(4) Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's operations and will not be recurring.
(5) These ratios do not include the expenses of the Portfolio Funds.

    The above ratios may be different for individual investors based on the timing of capital transactions.






*The Fund commenced operations on July 1, 2004.
 The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS

(1) ORGANIZATION

Blue Rock Market Neutral Fund, LLC (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that utilize "long-short market-neutral" investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the "Adviser"). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the "Board of Managers"), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund's Administrator, Fund Accountant and Recordkeeper. Investors may purchase interests in the Fund ("Interests") through private placement. Investors who acquire Interests in the Fund will become members of the Fund ("Members"). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund's investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund's limited liability company agreement ("LLC Agreement") and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Funds' administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g. Portfolio Fund audited financial statements and Portfolio Fund position reports).

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund's investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Organization Expenses and Offering Costs

$100,351 of organization expenses were expensed during the Fund's first fiscal period. Offering costs of $66,175 are being amortized ratably over a twelve month period.

(d) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the fund prior to this date is recorded as a pre-paid investment.

(e) Income Taxes

The Fund currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Accordingly, the Fund is not subject to federal, state or local income taxes. Individual Members are required to report their distributive share of the Fund's taxable income or loss on their individual income tax returns.

(f) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation.

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 days.

(h) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS

amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

(3) EXPENSES OF THE FUND

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members of the Fund. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation") under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement will only be made to the extent that it does not cause the Fund's ordinary expenses to exceed the Expense Limitation. Expenses before the waiver totaled $666,470 for the fiscal year ended March 31, 2005. The total amount of expenses to be reimbursed by the Adviser during the same period totaled $295,929.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, prior to reimbursements pursuant to the Expense Limitation, were $263,281 for the fiscal year ended March 31, 2005.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member in the Fund whose Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Martinson & Co. Ltd serves as the sole placement agent of Interests in the Fund. As of the end of the period covered by this report, Martinson & Co. Ltd has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers' Fees

Each Manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

(e) Expenses of Portfolio Funds

With respect to the Fund's investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund's investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund's net profits, which is also deducted from the value of the Fund's investment.

(4) MEMBERS' CAPITAL ACCOUNTS

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) INVESTMENT TRANSACTIONS

The following table lists the aggregate purchases, proceeds from sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation as of March 31, 2005. At March 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases                                                 $ 43,250,000
Aggregate redemptions from Portfolio Funds                          $  2,650,423
Gross unrealized appreciation                                       $  1,101,441
Gross unrealized depreciation                                       $  (320,054)
Net unrealized appreciation                                         $    781,387

(6) INVESTMENTS IN AFFILIATES
The Fund has waived all voting rights in some of the underlying Portfolio Funds. Had the Fund not done so, these Portfolio Funds would be regarded as affiliates.

(7) CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these

                       BLUE ROCK MARKET NEUTRAL FUND, LLC
arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) OFF BALANCE SHEET RISK

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Managers and Members of
Blue Rock Market Neutral Fund, LLC:


We have audited the accompanying statement of assets, liabilities, and members' capital of Blue Rock Market Neutral Fund, LLC (the Fund), including the schedule of investments, as of March 31, 2005, and the related statements of operations, changes in members' capital, cash flows, and the financial highlights for the period from July 1, 2004 (commencement of operations) to March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Rock Market Neutral Fund, LLC as of March 31, 2005, and the results of its operations, changes in members' capital, its cash flows, and financial highlights for the period of July 1, 2004 (commencement of operations) to March 31, 2005, in accordance with U.S. generally accepted accounting principals.



/s/ KPMG LLP



Minneapolis, Minnesota
May 13, 2005

                       BlUE ROCK MARKET NEUTRAL FUND, LLC

                              MANAGERS AND OFFICERS


                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS      OTHER
                                 POSITION(S)    TERM OF OFFICE*      PRINCIPAL                     IN COMPLEX      DIRECTORSHIPS
                                 HELD WITH      AND LENGTH OF        OCCUPATION(S)                 OVERSEEN BY     HELD BY
NAME, ADDRESS AND AGE            FUND           TIME SERVED          DURING PAST 5 YEARS           MANAGERS        MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
BOARD OF MANAGERS:
-----------------------------------------------------------------------------------------------------------------------------------
Partrick L. Cutshall, CPA, CFA   Manager        Manager since        Retirement Fund Manager,           1     N/A
80 South 8th Street, Suite 3915                 2004                 ALLETE, Inc. (2002- present);
Minneapolis, MN 55402                                                Portfolio Manager, ALLETE,
Age: 40                                                              Inc. (1990 - 2002)

Alan J. Wilensky                 Manager        Manager since        Attorney, self-employed            1      Director, The 614
80 South 8th Street, Suite 3915                 2004                 (2003 - present); Attorney,               Company; Director,
Minneapolis, MN 55402                                                Grey, Plant & Moody                       1226 Corp.; Director,
Age: 57                                                              (2001 - 2003); Attorney,                  Applied Strategies
                                                                     self-employed (2001);                     Ltd.
                                                                     Financial Advisor, Sanford C.
                                                                     Bernstein & Co., Inc.
                                                                     (1998 - 2001)

David F. Dalvey                  Manager        Manager since        Venture Capital Fund               1      Principal,
80 South 8th Street, Suite 3915                 2004                 Manager, Brightstone                      Brightstone Capital,
Minneapolis, MN 55402                                                Capital, Ltd. (2000 -                     Ltd.
Age: 46                                                              present)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER:
-----------------------------------------------------------------------------------------------------------------------------------
Robert W. Fullerton              Manager,       Manager,             President, Blue Rock               1      Principal, Blue Rock
80 South 8th Street, Suite 3915  Principal      Principal Executive  Advisors, Inc. (1989 -                    Capital Fund, L.P.;
Minneapolis, MN 55402            Executive      Officer, President   present);                                 Principal, Blue Rock
Age: 44                          Officer,       and Treasurer                                                  Capital Fund II, L.P.
                                 President and  since 2004
                                 Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
-----------------------------------------------------------------------------------------------------------------------------------
Angela M. Knutzen                Chief          Officer              Chief Compliance Officer,         N/A     N/A
80 South 8th Street, Suite 3915  Compliance     since 2004           Blue Rock Advisors, Inc.
Minneapolis, MN 55402            Officer                             (2004 - present);
Age: 29                                                              Operations Manager, Blue
                                                                     Rock Advisors, Inc. (2002 -
                                                                     present); Research
                                                                     Associate, Blue Rock
                                                                     Advisors, Inc. (2000 - 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Mark F. Steen                    Principal      Officer              Director of Research, Vice        N/A     N/A
80 South 8th Street, Suite 3915  Financial      since 2004           President and Secretary,
Minneapolis, MN 55402            Officer                             Blue Rock Advisors, Inc.
Age: 38                                                              (1991 - present)



*Term of office is indefinite, until a successor is duly elected and qualified.

OTHER INFORMATION


INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC's") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, or on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY REPORT SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f)
      (1) The Registrant's Code of Ethics is attached hereto as Exhibit
          12(a)(1).
      (2) Not applicable.
      (3) Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)
      (1)
          (i) The Registrant's board of managers has determined that it has an audit committee financial expert serving on its audit committee
          (ii) Not applicable.

      (2) Manager Pat Cutshall has been named the audit committee financial expert and he is "independent" as such term is defined in Item 3 of Form N-CSR.

      (3) Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.
The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

      Fiscal year ended March 31, 2004       Not applicable.
      Fiscal year ended March 31, 2005       $15,000

(b) Audit-Related Fees.
The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above are as follows:

      Fiscal year ended March 31, 2004       Not applicable.
      Fiscal year ended March 31, 2005       $6,000

None.

(c) Tax Fees.
The aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice are as follows:

      Fiscal year ended March 31, 2004       Not applicable.
      Fiscal year ended March 31, 2005       $ 13,000

(d) All Other Fees.

None.

(e)
      (1)The Registrant's audit committee has adopted an Audit Committee Charter (the "Charter") that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. The Charter does not permit delegation of these responsibilities.

      (2)During fiscal year 2005, 100% of the services provided by the Registrant's principal accountant described in paragraph (b) - (d) of this Item were pre-approved by the audit committee.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers is included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                            BLUE ROCK ADVISORS, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

      Blue Rock Advisors, Inc. (the "Adviser") provides investment advisory services to private investment funds, whose investment program primarily involves investing fund assets in private investment funds (each, a "Fund" and collectively, the "Funds"). The

Adviser has authority to vote proxies relating to, or give approval/consent to amendments proposed by, such Funds.

      The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over client securities are required to implement proxy voting policies and describe those policies to their clients.

      The Investment Committee is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "Policies"). The Chief Investment Officer ("CIO") is responsible for the actual voting of all proxies in a timely manner, while the Chief Compliance Officer ("CCO") is responsible for monitoring the effectiveness of the Policies. (See
Section IV. "Procedures for Proxies".)

      The Policies attempt to generalize a complex subject. The Adviser may, from time to time, determine that it is in the best interests of its fund to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the CIO and CCO.

I.    GENERAL POLICY
      The general policy is to vote proxy proposals, amendments, consents or resolutions relating to Funds (collectively, "proxies") in a manner that serves the best interests of the client fund managed by the Adviser, as determined by the Adviser in its discretion, taking into account relevant factors, including:

      - the impact on the value of the returns of the Fund;

      - the attraction of additional capital to the Fund;

      - alignment of Management's (as defined below) interests with Fund Owners' (as defined below) interests, including establishing appropriate incentives for Management;

      - the costs associated with the proxy;

      - impact on redemption or withdrawal rights;

      - the continued or increased availability of portfolio information; and

      - industry and business practices.

II.   SPECIFIC POLICIES

      A.    ROUTINE MATTERS

      Routine matters are typically proposed by Management of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the Fund; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the Fund; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the Fund.

      For routine matters, the Adviser will vote in accordance with the recommendation of the Fund's management, directors, general partners, managing members or trustees (collectively, the "Management"), as applicable, unless, in the Adviser's opinion, such recommendation is not in the best interests of the client fund.

      The Adviser will generally vote for the following proposals:

            1. To change capitalization, including to increase authorized common shares or to increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

            2. To elect or re-elect Board members.

            3. To appoint or elect auditors.

            4. To set time and location of annual meeting.

            5. To establish a master/feeder structure without a significant increase in fees or expenses.

            6. To change the fiscal year or term of the Fund.

            7. To change in the name of a Fund.

      B.    NON-ROUTINE MATTERS

      Non-routine matters involve a variety of issues and may be proposed by Management or beneficial owners of a Fund (i.e., shareholders, members, partners, etc. (collectively, the "Owners")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the Fund; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the Fund; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of formation applicable to the Fund.

            1. STRUCTURE, MANAGEMENT AND INVESTMENT AUTHORITY

            On a case-by-case basis, the Adviser will decide the following matters, taking into account these Policies and factors relevant to each proxy, as discussed below.

            a. Approval or Renewal of Investment Advisory Agreements

                  i. proposed and current fee schedules

                  ii. performance history of the Fund

                  iii. continuation of management talent

                  iv. alignment of interests between Management and Owners

            b. Termination or Liquidation of the Fund

                  i. terms of liquidation

                  ii. past performance of the Fund

                  iii. strategies employed to save the Fund

            c. Increases in Fees or Expenses

                  i. comparison to industry standards

                  ii. potential impact on the value of the returns of the Fund

                  iii. retention of management talent

            2. SHARE CLASSES AND VOTING RIGHTS

            Unless exceptional circumstances exist, the Adviser will vote against the following proposals:

            a. To establish a class or classes with terms that may disadvantage other classes.

            b. To introduce unequal voting rights.

            c. To change the amendment provisions of an entity by removing investor approval requirements.

      C.    ALL OTHER MATTERS

      All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

      D.    ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

      The Adviser will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the client fund. In making such a determination, the Adviser will consider various factors, including, but not limited to; (i) the costs associated with exercising the proxy (e.g. translation or travel costs); and (ii) any legal restrictions on tradingresulting from the exercise of a proxy. The Adviser will not abstain from voting or affirmatively decide not to vote a proxy if the client fund is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended.

III.  CONFLICTS OF INTEREST

      At times, conflicts may arise between the interests of the client fund, on the one hand, and the interests of the Adviser or its affiliates, on the other hand. If the Adviser determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Adviser will address matters involving such conflicts of interest as follows:

      A. if a proposal is addressed by the specific policies herein, the Adviser will vote in accordance with such policies;

      B. if the Adviser believes it is in the best interests of the client fund to depart from the specific policies provided for herein, the Adviser will be subject to the requirements of C or D below, as applicable;

      C. if the proxy proposal is (1) not addressed by the specific policies or
(2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interests of the client fund, without taking any action described in D below, provided that such vote would be against the Adviser's own interest in the matter (i.e. against the perceived or actual conflict). The Adviser will memorialize the rationale of such vote in writing; and

      D. if the proxy proposal is (1) not addressed by the specific policies or
(2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the client fund, as applicable; (c) inform the investors in a fund of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Adviser; or (d) obtain approval of the decision from the CIO and CCO.

IV.   PROCEDURES FOR PROXIES

      The CIO will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the CIO in accordance with the Policies.

      Any proxies that are not clearly "routine" will be submitted to the Investment Committee, which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the CCO for submission to the company. Upon receipt of an executed proxy, the CCO will update the client fund's proxy voting record. The CIO is responsible for the actual voting of all proxies in a timely manner. The CCO is responsible for monitoring the effectiveness of the Policies.

      In the event the Adviser determines that the client fund should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Adviser will submit the proxy to such third party or committee for a decision. The CIO will execute the proxy in accordance with such third party's or committee's decision.

V.    RECORD OF PROXY VOTING

      The CIO will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

      The CIO will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the CIO, or others, that were material to making the voting decision.

      The Adviser will maintain a record of each written request from an investor in a fund for proxy voting information and the Adviser's written response to any request (oral or written) from an investor in a fund for proxy voting information.

      The CIO will maintain such records in its offices for two years and for an additional three years in an easily accessible place.

Adopted: September 28, 2004


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15
    (a) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)
      (1) The Code of Ethics for the Principal Executive and Principal Financial Officer is attached hereto.

      (2) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

      (3)   Not applicable.

(b) Certifications, as required by Rule 30a-2(b) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Blue Rock Market Neutral Fund, LLC
                  ----------------------------------


By (Signature     /s/ Robert W. Fullerton
                  ------------------------
   and Title)     Robert W. Fullerton
                  Principal Executive Officer

         Date     June 2, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature     /s/ Robert W. Fullerton
                  ------------------------
   and Title)     Robert W. Fullerton
                  Principal Executive Officer

         Date     June 2, 2005



By (Signature     /s/ Mark F. Steen
                  ---------------------------
   and Title)     Mark F. Steen
                  Principal Financial Officer

         Date     June 2, 2005